Schedule of reconciliation of profit for the year to net cash flows from operating activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
ReconciliationofProfitForTheYearLineItems [Line Items]
Loss for the year	$ (1,941,033)	$ (3,891,586)	$ (5,090,327)
Non-cash items in operating profit
Depreciation of property, plant and equipment	124,799	108,602
Amortisation of right of use assets	92,076	92,077
Amortisation of intangible assets	1,227,809	1,154,492
Acquisition of intangible assets	(53,420)
Disposal of intangible assets	29,314
Share based payments	408,738	304,345
R&D tax incentive and other rebates expected	(36,600)	(533,119)
Foreign exchange loss	3,485	(141,284)
Expected credit losses	272,236	295,263
Gain on liability extinguishment		(282,489)
Expiry of unvested performance rights	(1,047,436)
Operating cash flows before movements in working capital	1,021,001	997,887
(Increase)/decrease in trade and other receivables	(22,875)	(780,321)
(Increase)/decrease in prepayments and deposits	135,117	(126,688)
Increase/(decrease) in trade and other payables	(356,194)	1,392,829
Increase/(decrease) in provisions and accruals	55,653	132,039
Increase/(decrease) in deferred revenue	(4,571)	14,869
Cash generated from operations	(192,870)	632,728
Net cash used by operating activities	(1,112,902)	(2,260,971)	(4,240,436)
Previously Reported [Member]
ReconciliationofProfitForTheYearLineItems [Line Items]
Loss for the year	(2,988,469)	$ (3,891,586)	$ (5,090,327)
Non-cash items in operating profit
Depreciation of property, plant and equipment	124,799
Amortisation of right of use assets	92,076
Amortisation of intangible assets	1,227,809
Acquisition of intangible assets	(53,420)
Disposal of intangible assets	29,314
Share based payments	408,738
R&D tax incentive and other rebates expected	(36,600)
Foreign exchange loss	3,485
Expected credit losses	272,236
Gain on liability extinguishment
Expiry of unvested performance rights
Operating cash flows before movements in working capital	2,068,437
(Increase)/decrease in trade and other receivables	(22,875)
(Increase)/decrease in prepayments and deposits	135,117
Increase/(decrease) in trade and other payables	(356,194)
Increase/(decrease) in provisions and accruals	55,653
Increase/(decrease) in deferred revenue	(4,571)
Cash generated from operations	(192,870)
Net cash used by operating activities	$ (1,112,902)